UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2024 to February 29, 2024

Commission File Number of issuing entity:  333-262471-01
Central Index Key Number of issuing entity:  0001921318

BMW VEHICLE OWNER TRUST 2022-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-262471
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

88-6334272
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2022-A is set forth in the Statement relating to the March 25, 2024 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2022-A for the distribution period commencing on February 1, 2024 and ending on February 29, 2024.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 9, 2024 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2022-A.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Owner Trust 2022-A on April 8, 2024 with respect to the distribution period commencing on February 1, 2024 and ending on February 29, 2024 are hereby incorporated by reference into this Form 10-D.

PART II — OTHER INFORMATION

Item 10.  Exhibits.

Exhibit 99.1	Statement relating to the March 25, 2024 distribution.

Exhibit 102
Asset Data File for the distribution period commencing on February 1, 2024 and ending on February 29, 2024 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2022-A with the Commission on April 8, 2024, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on February 1, 2024 and ending on February 29, 2024 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2022-A with the Commission on April 8, 2024, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  April 8, 2024
BMW VEHICLE OWNER TRUST 2022-A
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:  /s/ Ole Jensen
       Name:    Ole Jensen
       Title:      Vice President – Finance & Chief Financial Officer